UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsIncome Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 47.4%					$2,408,324,178
(Cost $2,340,614,510)
Consumer discretionary 9.2%					470,168,743
Auto components 0.1%
The Goodyear Tire & Rubber Company	8.750		08-15-20	2,495,000	3,009,594
Automobiles 0.6%
Ford Motor Company	4.750		01-15-43	8,800,000	9,518,520
Ford Motor Company	6.625		10-01-28	9,828,000	12,473,570
General Motors Financial Company, Inc.	4.375		09-25-21	7,655,000	8,164,333
Diversified consumer services 1.9%
Amherst College	4.100		11-01-45	7,550,000	8,686,804
Cornell University	5.450		02-01-19	4,950,000	5,430,279
Duke University	4.077		10-01-48	6,170,000	7,285,900
Massachusetts Institute of Technology	3.308		07-01-26	11,705,000	12,876,635
Massachusetts Institute of Technology	3.959		07-01-38	11,221,000	13,034,280
President and Fellows of Harvard College	4.875		10-15-40	6,075,000	8,064,301
Princeton University	5.700		03-01-39	9,270,000	13,581,023
The Board of Trustees of The Leland Stanford Junior University	3.460		05-01-47	12,965,000	14,706,770
The Board of Trustees of The Leland Stanford Junior University	4.750		05-01-19	13,665,000	14,860,401
Hotels, restaurants and leisure 0.9%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24	9,110,000	9,553,839
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26	15,511,000	16,480,438
New Red Finance, Inc. (S)	4.625		01-15-22	15,255,000	15,788,925
New Red Finance, Inc. (S)	6.000		04-01-22	4,351,000	4,552,234
Internet and catalog retail 0.1%
Amazon.com, Inc.	1.200		11-29-17	4,025,000	4,031,468
Internet and direct marketing retail 0.8%
Expedia, Inc. (S)	5.000		02-15-26	6,590,000	6,951,758
QVC, Inc.	4.450		02-15-25	14,910,000	14,847,900
QVC, Inc.	5.450		08-15-34	12,815,000	12,147,018
QVC, Inc.	5.950		03-15-43	8,760,000	8,530,173
Media 2.8%
21st Century Fox America, Inc.	6.200		12-15-34	5,645,000	7,185,566
CBS Corp.	3.500		01-15-25	21,120,000	21,788,321
CCO Holdings LLC	5.750		01-15-24	18,485,000	19,663,419
Comcast Corp.	2.350		01-15-27	20,575,000	20,393,611
Lamar Media Corp.	5.000		05-01-23	14,715,000	15,561,113
LIN Television Corp.	5.875		11-15-22	4,760,000	5,033,700
Outfront Media Capital LLC	5.625		02-15-24	9,685,000	10,302,419
Scripps Networks Interactive, Inc.	3.950		06-15-25	7,150,000	7,574,982
Sirius XM Radio, Inc. (S)	5.250		08-15-22	4,380,000	4,620,900
Sirius XM Radio, Inc. (S)	5.875		10-01-20	8,905,000	9,194,413
Time Warner, Inc.	3.875		01-15-26	16,490,000	17,923,591
Virgin Media Secured Finance PLC	5.250		01-15-21	2,210,000	2,364,700
Specialty retail 1.7%
L Brands, Inc.	5.625		10-15-23	17,785,000	19,896,969
L Brands, Inc.	6.875		11-01-35	13,340,000	14,573,950
L Brands, Inc.	6.950		03-01-33	8,800,000	9,306,000
Lowe's Companies, Inc. (P)	1.256		09-14-18	5,520,000	5,569,255
Lowe's Companies, Inc.	2.500		04-15-26	3,382,000	3,428,245
Lowe's Companies, Inc.	3.375		09-15-25	4,835,000	5,232,896
The Home Depot, Inc.	2.700		04-01-23	10,268,000	10,718,016

2SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail (continued)
The Home Depot, Inc.	3.000		04-01-26		14,995,000	$15,988,059
The Home Depot, Inc.	3.350		09-15-25		4,835,000	5,295,355
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500		12-15-22		13,570,000	13,977,100
Consumer staples 5.0%						252,585,838
Beverages 1.8%
Anheuser-Busch InBev Finance, Inc.	3.650		02-01-26		16,735,000	17,866,554
Constellation Brands, Inc.	3.750		05-01-21		15,420,000	16,306,650
Constellation Brands, Inc.	4.250		05-01-23		25,165,000	26,847,909
Molson Coors Brewing Company	3.000		07-15-26		10,130,000	10,252,705
The Coca-Cola Company	0.875		10-27-17		3,705,000	3,701,880
The Coca-Cola Company	1.150		04-01-18		16,875,000	16,902,743
Food and staples retailing 1.1%
CVS Health Corp.	1.900		07-20-18		12,750,000	12,906,851
CVS Health Corp.	3.875		07-20-25		21,995,000	24,227,800
Walgreens Boots Alliance, Inc.	3.800		11-18-24		18,340,000	19,667,137
Food products 1.5%
Kraft Heinz Foods Company	1.600		06-30-17		2,087,000	2,093,228
Kraft Heinz Foods Company	3.950		07-15-25		22,140,000	24,076,209
Kraft Heinz Foods Company (S)	4.875		02-15-25		14,297,000	15,754,022
Kraft Heinz Foods Company	6.125		08-23-18		13,755,000	14,989,057
Post Holdings, Inc. (S)	6.750		12-01-21		18,185,000	19,526,144
Household durables 0.2%
Spectrum Brands, Inc.	5.750		07-15-25		5,650,000	6,123,188
Tobacco 0.4%
Philip Morris International, Inc.	3.375		08-11-25		7,920,000	8,560,657
Philip Morris International, Inc.	5.650		05-16-18		11,895,000	12,783,104
Energy 1.4%						71,582,009
Energy equipment and services 0.6%
Duke Energy Florida Project Finance LLC	2.858		03-01-35		16,730,000	17,084,609
Emera US Finance LP (S)	3.550		06-15-26		12,610,000	13,271,205
Oil, gas and consumable fuels 0.8%
Exxon Mobil Corp.	1.305		03-06-18		11,600,000	11,632,712
Exxon Mobil Corp.	2.709		03-06-25		12,745,000	13,311,324
Petroleos Mexicanos	6.000		03-05-20		6,685,000	7,315,061
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	173,558,500	8,967,098
Financials 9.8%						495,943,884
Banks 8.0%
Asian Development Bank	3.250		07-20-17	NZD	19,175,000	14,021,067
Asian Development Bank	4.625		03-06-19	NZD	15,245,000	11,658,309
Asian Development Bank	5.000		03-09-22	AUD	9,245,000	7,980,143
Asian Development Bank	6.450		08-08-21	INR	217,050,000	3,260,044
Asian Development Bank	6.950		01-16-20	INR	216,970,000	3,298,851
Banco Nacional de Comercio Exterior SNC (S)	4.375		10-14-25		8,130,000	8,678,775
Bank of America Corp. (P)	1.323		12-01-26		4,405,000	3,794,846
Bank of Montreal	1.400		09-11-17		5,655,000	5,666,078
BankUnited, Inc.	4.875		11-17-25		15,690,000	16,306,946
CIT Group, Inc. (S)	5.500		02-15-19		13,345,000	14,129,019
Citigroup, Inc.	6.250		06-29-17	NZD	9,880,000	7,341,024

SEE NOTES TO FUND'S INVESTMENTS3

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		8,350,000	$8,664,044
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		20,615,000	20,408,850
First Niagara Financial Group, Inc.	7.250		12-15-21		2,950,000	3,611,470
First Tennessee Bank NA	2.950		12-01-19		11,755,000	11,791,640
Inter-American Development Bank	6.500		08-20-19	AUD	12,860,000	10,947,609
International Bank for Reconstruction & Development	2.125		05-29-17	NOK	17,190,000	2,080,543
International Bank for Reconstruction & Development	2.375		03-02-17	NOK	34,490,000	4,162,856
International Bank for Reconstruction & Development	2.800		01-13-21	AUD	17,735,000	13,744,694
International Bank for Reconstruction & Development	3.500		01-22-21	NZD	16,100,000	12,128,580
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	41,910,000	5,486,391
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	16,295,000	12,453,957
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	19,415,000	15,444,362
International Finance Corp.	3.250		07-22-19	AUD	21,850,000	17,055,583
International Finance Corp.	3.625		05-20-20	NZD	19,125,000	14,422,176
International Finance Corp.	3.875		02-26-18	NZD	10,482,000	7,772,813
KFW	3.750		05-29-20	NZD	11,260,000	8,511,485
KFW	6.000		08-20-20	AUD	29,510,000	25,510,042
Landwirtschaftliche Rentenbank	6.500		04-12-17	AUD	13,570,000	10,483,076
National Australia Bank, Ltd.	1.875		07-23-18		5,980,000	6,024,712
National Australia Bank, Ltd.	6.000		02-15-17	AUD	15,250,000	11,664,302
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		7,100,000	7,444,130
Regions Financial Corp.	7.375		12-10-37		5,970,000	7,758,027
Royal Bank of Canada	1.200		01-23-17		13,209,000	13,224,058
Synovus Financial Corp.	5.125		06-15-17		10,025,000	10,175,375
Synovus Financial Corp.	7.875		02-15-19		4,861,000	5,474,701
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750		12-15-25		6,000,000	6,301,560
The Bank of Nova Scotia	1.250		04-11-17		6,325,000	6,336,916
U.S. Bancorp (5.125% to 1-15-21, then 3 month LIBOR + 3.486%) (Q)	5.125		01-15-21		7,000,000	7,437,500
Wells Fargo & Company (P)	3.200		07-27-21	AUD	7,815,000	5,914,737
Westpac Banking Corp.	5.000		10-21-19	GBP	4,280,000	6,308,758
Westpac Banking Corp.	7.250		02-11-20	AUD	5,000,000	4,348,132
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		7,675,000	7,444,750
Capital markets 0.2%
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	12,250,000	9,496,531
Consumer finance 0.1%
Discover Financial Services	5.200		04-27-22		3,100,000	3,397,907
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-68		12,365,000	16,198,150
Chubb INA Holdings, Inc.	3.350		05-03-26		17,665,000	18,958,202
MetLife, Inc.	6.400		12-15-66		7,690,000	8,635,870
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42		9,825,000	10,881,188
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750		08-15-23		16,290,000	17,063,775
Radian Group, Inc.	5.250		06-15-20		4,385,000	4,639,330
Health care 9.7%						495,125,880
Biotechnology 0.6%
AbbVie, Inc.	1.800		05-14-18		13,622,000	13,691,772
AbbVie, Inc.	3.600		05-14-25		16,675,000	17,633,079

4SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.5%
Abbott Laboratories	2.950		03-15-25	23,425,000	$24,131,147
Health care providers and services 5.9%
Anthem, Inc.	3.500		08-15-24	10,210,000	10,752,968
Ascension Health	3.945		11-15-46	18,360,000	20,613,488
Cardinal Health, Inc.	3.750		09-15-25	11,595,000	12,569,861
DaVita HealthCare Partners, Inc.	5.125		07-15-24	26,765,000	27,634,863
Express Scripts Holding Company	3.500		06-15-24	16,911,000	17,561,887
HCA, Inc.	3.750		03-15-19	10,195,000	10,513,594
HCA, Inc.	5.000		03-15-24	15,718,000	16,621,785
HCA, Inc.	5.250		04-15-25	9,040,000	9,684,100
HCA, Inc.	5.375		02-01-25	8,665,000	8,949,905
HCA, Inc.	7.500		02-15-22	13,650,000	15,582,840
HCA, Inc.	8.000		10-01-18	7,400,000	8,278,750
Humana, Inc.	3.850		10-01-24	8,519,000	9,149,483
Montefiore Medical Center	2.895		04-30-32	9,645,000	9,827,146
Quest Diagnostics, Inc.	4.250		04-01-24	11,395,000	12,439,933
Tenet Healthcare Corp.	4.375		10-01-21	15,988,000	15,948,030
Tenet Healthcare Corp.	6.000		10-01-20	10,080,000	10,659,600
Texas Children's Hospital	3.368		10-01-29	7,695,000	7,892,238
UnitedHealth Group, Inc.	1.400		10-15-17	14,095,000	14,144,798
UnitedHealth Group, Inc.	1.450		07-17-17	3,120,000	3,132,483
UnitedHealth Group, Inc.	1.900		07-16-18	15,770,000	15,964,460
UnitedHealth Group, Inc.	3.750		07-15-25	23,020,000	25,496,791
UnitedHealth Group, Inc.	6.000		02-15-18	6,250,000	6,676,406
WellCare Health Plans, Inc.	5.750		11-15-20	9,049,000	9,354,404
Pharmaceuticals 2.7%
Actavis Funding SCS	3.450		03-15-22	13,880,000	14,526,086
Actavis Funding SCS	3.800		03-15-25	4,385,000	4,627,469
AstraZeneca PLC	1.750		11-16-18	11,150,000	11,254,922
Eli Lilly & Company	2.750		06-01-25	12,415,000	13,210,950
Forest Laboratories LLC (S)	4.875		02-15-21	12,150,000	13,487,982
Forest Laboratories LLC (S)	5.000		12-15-21	11,360,000	12,748,874
GlaxoSmithKline Capital PLC	1.500		05-08-17	4,990,000	5,008,044
Grifols Worldwide Operations, Ltd.	5.250		04-01-22	11,775,000	12,304,875
Merck & Company, Inc. (P)	0.986		05-18-18	11,280,000	11,331,583
Merck & Company, Inc.	1.300		05-18-18	5,632,000	5,664,193
Merck & Company, Inc.	2.750		02-10-25	24,157,000	25,234,112
Pfizer, Inc.	1.500		06-15-18	10,731,000	10,820,979
Industrials 3.0%					152,320,814
Aerospace and defense 1.3%
BAE Systems Holdings, Inc. (S)	3.850		12-15-25	8,879,000	9,457,307
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	24,185,000	25,454,713
Lockheed Martin Corp.	2.900		03-01-25	22,246,000	23,057,401
Lockheed Martin Corp.	3.100		01-15-23	5,955,000	6,283,001
Air freight and logistics 0.3%
XPO Logistics, Inc. (S)	6.500		06-15-22	16,850,000	17,502,938
Construction and engineering 0.4%
AECOM	5.750		10-15-22	17,548,000	18,600,880
Industrial conglomerates 0.8%
3M Company	3.000		08-07-25	8,815,000	9,561,736

SEE NOTES TO FUND'S INVESTMENTS5

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Industrial conglomerates (continued)
General Electric Company	4.250		01-17-18	NZD	5,330,000	$3,931,906
General Electric Company	6.250		09-29-20	GBP	1,570,000	2,509,318
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21		22,182,000	23,762,468
Professional services 0.1%
Verisk Analytics, Inc.	4.000		06-15-25		6,590,000	6,991,562
Road and rail 0.1%
Union Pacific Corp.	3.250		08-15-25		4,825,000	5,207,584
Information technology 3.7%						186,384,527
Electronic equipment, instruments and components 0.6%
Zebra Technologies Corp.	7.250		10-15-22		30,490,000	33,081,650
IT services 0.6%
IBM Corp. (P)	0.824		02-06-18		7,620,000	7,632,116
IBM Corp.	1.950		02-12-19		9,364,000	9,537,833
IBM Corp.	2.625		08-05-22	GBP	3,900,000	5,562,194
IBM Corp.	2.750		12-21-20	GBP	4,025,000	5,734,032
Semiconductors and semiconductor equipment 0.8%
Intel Corp.	1.350		12-15-17		9,036,000	9,075,813
Intel Corp.	3.700		07-29-25		12,915,000	14,376,965
Micron Technology, Inc.	5.500		02-01-25		6,339,000	6,140,906
Micron Technology, Inc.	5.875		02-15-22		4,371,000	4,403,783
Micron Technology, Inc. (S)	7.500		09-15-23		6,446,000	7,106,715
Software 1.0%
Activision Blizzard, Inc. (S)	5.625		09-15-21		5,290,000	5,521,438
Activision Blizzard, Inc. (S)	6.125		09-15-23		11,515,000	12,594,531
Electronic Arts, Inc.	4.800		03-01-26		1,600,000	1,755,056
Microsoft Corp.	3.125		11-03-25		19,590,000	20,959,792
Oracle Corp.	1.200		10-15-17		8,040,000	8,063,163
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	3.200		05-13-25		32,605,000	34,838,540
Materials 2.3%						116,593,732
Chemicals 0.0%
Praxair, Inc.	3.200		01-30-26		2,055,000	2,213,771
Construction materials 0.3%
Cemex SAB de CV (S)	6.125		05-05-25		14,450,000	15,218,740
Containers and packaging 1.8%
Ball Corp.	4.000		11-15-23		18,070,000	18,386,225
Ball Corp.	5.250		07-01-25		13,920,000	15,068,400
Crown Americas LLC	4.500		01-15-23		13,700,000	14,316,500
Crown Cork & Seal Company, Inc.	7.375		12-15-26		6,138,000	6,905,250
Sealed Air Corp. (S)	4.875		12-01-22		9,085,000	9,539,250
Sealed Air Corp. (S)	5.125		12-01-24		9,275,000	9,924,250
Sealed Air Corp. (S)	6.500		12-01-20		14,835,000	16,948,988
Metals and mining 0.2%
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,985,000	5,217,875
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		2,400,000	2,854,483

6SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Real estate 0.8%						$42,054,583
Equity real estate investment trusts 0.6%
American Tower Corp.	4.700		03-15-22		3,640,000	4,027,554
Crown Castle Towers LLC (S)	4.883		08-15-40		5,718,000	6,230,123
Host Hotels & Resorts LP	4.750		03-01-23		8,050,000	8,665,527
Host Hotels & Resorts LP	5.250		03-15-22		8,550,000	9,426,401
The Hongkong Land Treasury Services Singapore Pte, Ltd.	3.860		12-29-17	SGD	4,000,000	3,010,465
Real estate management and development 0.2%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	14,250,000	10,694,513
Telecommunication services 1.3%						64,000,632
Diversified telecommunication services 1.1%
SingTel Group Treasury Pte, Ltd.	4.500		09-08-21		4,255,000	4,770,008
T-Mobile USA, Inc.	6.125		01-15-22		11,720,000	12,364,600
T-Mobile USA, Inc.	6.250		04-01-21		5,564,000	5,807,425
T-Mobile USA, Inc.	6.500		01-15-26		7,200,000	7,879,500
T-Mobile USA, Inc.	6.625		04-01-23		3,000,000	3,200,610
T-Mobile USA, Inc.	6.731		04-28-22		6,630,000	6,969,788
T-Mobile USA, Inc.	6.836		04-28-23		3,090,000	3,314,025
Verizon Communications, Inc.	4.272		01-15-36		12,047,000	12,648,169
Wireless telecommunication services 0.2%
America Movil SAB de CV	7.125		12-09-24	MXN	133,000,000	7,046,507
Utilities 1.2%						61,563,536
Electric utilities 0.7%
E.ON International Finance BV	6.000		10-30-19	GBP	2,100,000	3,184,465
FirstEnergy Transmission LLC (S)	4.350		01-15-25		31,615,000	33,645,884
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	600,000	916,637
Multi-utilities 0.3%
NiSource Finance Corp.	5.650		02-01-45		10,030,000	13,122,369
Water utilities 0.2%
American Water Capital Corp.	3.400		03-01-25		9,904,000	10,694,181
Convertible bonds 1.3%						$66,746,850
(Cost $62,975,474)
Financials 0.3%						15,747,453
Insurance 0.3%
Fidelity National Financial, Inc.	4.250		08-15-18		7,555,000	15,747,453
Health care 0.3%						15,972,150
Health care providers and services 0.3%
Anthem, Inc.	2.750		10-15-42		9,140,000	15,972,150
Industrials 0.3%						14,820,441
Trading companies and distributors 0.3%
Air Lease Corp.	3.875		12-01-18		11,815,000	14,820,441
Information technology 0.4%						20,206,806
Semiconductors and semiconductor equipment 0.4%
Intel Corp.	3.250		08-01-39		11,555,000	20,206,806

SEE NOTES TO FUND'S INVESTMENTS7

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Foreign government obligations 23.7%						$1,205,300,727
(Cost $1,209,364,010)
Australia 4.1%						209,736,161
New South Wales Treasury Corp.	6.000		05-01-20	AUD	56,425,000	48,992,292
New South Wales Treasury Corp.	6.000		03-01-22	AUD	10,615,000	9,742,135
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	59,325,000	47,409,779
Queensland Treasury Corp.	5.500		06-21-21	AUD	37,895,000	33,248,403
Queensland Treasury Corp.	6.000		07-21-22	AUD	40,440,000	37,182,694
Queensland Treasury Corp.	6.250		02-21-20	AUD	38,340,000	33,160,858
Canada 3.3%						165,577,971
Canada Housing Trust No. 1 (S)	1.700		12-15-17	CAD	16,080,000	12,423,560
Canada Housing Trust No. 1 (S)	3.350		12-15-20	CAD	12,430,000	10,418,679
Export Development Canada	2.400		06-07-21	AUD	3,560,000	2,708,931
Export Development Canada	3.500		02-20-18	NZD	13,405,000	9,877,177
Export Development Canada	4.875		01-24-19	NZD	13,715,000	10,511,569
Government of Canada	1.250		03-01-18	CAD	42,740,000	32,920,620
Government of Canada	1.500		02-01-17	CAD	81,190,000	62,154,864
Province of Ontario	1.900		09-08-17	CAD	31,825,000	24,562,571
Finland 0.1%						5,160,615
Nordic Investment Bank	1.375		07-15-20	NOK	42,390,000	5,160,615
Indonesia 0.8%						42,945,832
Republic of Indonesia	8.250		07-15-21	IDR	172,480,000,000	13,748,028
Republic of Indonesia	8.375		03-15-24	IDR	51,135,000,000	4,108,363
Republic of Indonesia	8.375		09-15-26	IDR	219,365,000,000	17,926,098
Republic of Indonesia	8.750		05-15-31	IDR	85,110,000,000	7,163,343
Mexico 3.1%						155,350,296
Government of Mexico	4.600		01-23-46		30,832,000	33,260,020
Government of Mexico	4.750		06-14-18	MXN	161,760,000	8,538,321
Government of Mexico	6.500		06-10-21	MXN	334,600,000	18,452,447
Government of Mexico	7.750		05-29-31	MXN	273,582,000	16,783,645
Government of Mexico	8.000		12-07-23	MXN	310,720,000	18,758,076
Government of Mexico	8.500		12-13-18	MXN	199,239,000	11,325,624
Government of Mexico	10.000		12-05-24	MXN	709,513,000	48,232,163
New Zealand 4.2%						212,060,845
Dominion of New Zealand	3.000		04-15-20	NZD	44,655,000	33,733,760
Dominion of New Zealand	5.000		03-15-19	NZD	76,060,000	59,515,845
Dominion of New Zealand	6.000		12-15-17	NZD	69,215,000	52,879,513
Dominion of New Zealand	6.000		05-15-21	NZD	48,140,000	41,467,320
New Zealand Local Government Funding Agency	5.000		03-15-19	NZD	15,900,000	12,277,405
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	16,049,000	12,187,002
Norway 1.7%						84,456,291
Government of Norway (S)	3.750		05-25-21	NOK	183,055,000	25,037,834
Government of Norway (S)	4.250		05-19-17	NOK	174,630,000	21,507,735
Government of Norway (S)	4.500		05-22-19	NOK	285,721,000	37,910,722
Philippines 2.0%						101,859,315
Republic of Philippines	3.375		08-20-20	PHP	580,000,000	12,761,892
Republic of Philippines	4.625		09-09-40	PHP	154,757,000	3,564,426
Republic of Philippines	4.950		01-15-21	PHP	608,000,000	14,028,796
Republic of Philippines	5.875		12-16-20	PHP	609,320,800	14,774,516
Republic of Philippines	6.250		01-14-36	PHP	252,000,000	6,366,722

8SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Philippines (continued)
Republic of Philippines	6.500		04-28-21	PHP	678,000,000	$16,831,614
Republic of Philippines	8.000		07-19-31	PHP	780,175,000	25,271,759
Republic of Philippines	8.125		12-16-35	PHP	254,043,000	8,259,590
Singapore 2.4%						123,859,684
Republic of Singapore	2.375		04-01-17	SGD	59,355,000	43,979,944
Republic of Singapore	2.500		06-01-19	SGD	38,940,000	29,744,735
Republic of Singapore	3.250		09-01-20	SGD	63,315,000	50,135,005
South Korea 0.1%						5,333,356
Korea Treasury Bond Coupon Strips	3.286		09-10-18	KRW	1,205,430,000	1,052,371
Korea Treasury Bond Coupon Strips	3.287		03-10-18	KRW	1,205,430,000	1,059,575
Korea Treasury Bond Coupon Strips	3.296		03-10-17	KRW	1,205,430,000	1,073,836
Korea Treasury Bond Coupon Strips	3.297		09-10-17	KRW	1,205,430,000	1,066,808
Korea Treasury Bond Coupon Strips	3.309		09-10-16	KRW	1,205,430,000	1,080,766
Sweden 1.9%						98,960,361
Kingdom of Sweden	1.500		11-13-23	SEK	289,590,000	38,103,429
Kingdom of Sweden	3.500		06-01-22	SEK	227,615,000	32,555,673
Kingdom of Sweden	5.000		12-01-20	SEK	110,350,000	15,963,739
Kommuninvest I Sverige AB	2.500		12-01-20	SEK	96,400,000	12,337,520
Capital preferred securities 1.2%						$62,048,725
(Cost $57,383,660)
Financials 1.2%						62,048,725
Banks 1.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		09-19-16	15,810,000		12,932,422
USB Capital IX (P)(Q)	3.500		10-03-16	23,563,000		20,146,365
Wachovia Capital Trust III (P)(Q)	5.570		10-03-16	28,790,000		28,969,938
Municipal bonds 5.7%						$291,305,605
(Cost $278,999,301)
City & County of Honolulu (Hawaii)	5.318		12-01-26		6,255,000	7,696,152
City & County of Honolulu (Hawaii)	5.418		12-01-27		6,595,000	8,251,070
City of Houston (Texas)	6.290		03-01-32		16,095,000	20,557,983
Cobb-Marietta Coliseum & Exhibit Hall Authority (Georgia)	4.500		01-01-47		4,770,000	5,200,349
Denver City & County School District No 1 (Colorado)	3.098		12-15-24		11,415,000	12,193,503
Energy Northwest (Washington)	2.814		07-01-24		11,960,000	12,516,499
Florida State Board of Administration Finance Corp.	2.638		07-01-21		22,010,000	22,787,833
Health & Educational Facilities Authority of the State of Missouri	3.471		01-15-36		12,605,000	13,763,778
Kansas Development Finance Authority	3.491		04-15-23		6,445,000	6,789,292
Kansas Development Finance Authority	3.641		04-15-24		7,155,000	7,631,094
Port of Morrow (Oregon)	1.809		09-01-22		5,920,000	5,901,944
Port of Morrow (Oregon)	3.097		09-01-23		13,470,000	14,461,123
State of Georgia	4.250		02-01-30		5,615,000	6,532,435
State of Georgia	4.503		11-01-25		9,765,000	11,171,355
State of Maryland	4.400		03-01-23		4,910,000	5,699,135
State of Mississippi	5.539		10-01-29		7,750,000	9,911,320
State of Oregon	5.742		08-01-24		6,275,000	7,497,809
State of Texas	2.831		10-01-25		1,305,000	1,382,948
State of Texas	3.011		10-01-26		1,760,000	1,841,418
State of Texas	3.311		10-01-28		3,650,000	3,900,682
State of Utah	4.554		07-01-24		8,305,000	9,555,152
State of Washington	1.430		08-01-19		6,370,000	6,410,322
State of Wisconsin	2.183		05-01-24		13,255,000	13,297,018
State of Wisconsin	2.333		05-01-25		5,965,000	5,983,611

SEE NOTES TO FUND'S INVESTMENTS9

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Banks (continued)
Texas Transportation Commission State Highway Fund	5.028		04-01-26	10,600,000	$12,888,646
University of North Carolina at Chapel Hill	2.679		12-01-27	13,655,000	13,866,243
University of North Carolina at Chapel Hill	3.847		12-01-34	3,450,000	4,001,552
University of Texas	3.780		07-01-45	10,570,000	12,276,209
University of Texas	3.852		08-15-46	10,080,000	11,766,182
University of Texas	5.094		08-15-30	4,245,000	5,309,094
Virginia Commonwealth Transportation Board	5.350		05-15-35	3,245,000	4,245,498
Virginia Housing Development Authority	3.250		06-25-42	6,037,798	6,018,356
Collateralized mortgage obligations 6.9%					$350,448,858
(Cost $349,839,625)
Commercial and residential 5.5%					277,136,486
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	3.047		04-25-35	2,791,666	2,741,675
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	2,040,000	2,066,154
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.716		04-14-33	5,220,000	4,765,416
Banc of America Commercial Mortgage Trust Series 2006-5, Class AM	5.448		09-10-47	5,104,000	5,100,219
BBCMS Mortgage Trust Series 2015-STP, Class A (S)	3.323		09-10-28	9,190,000	9,488,457
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.985		01-25-35	3,560,260	3,255,334
Series 2005-2, Class A1 (P)	3.090		03-25-35	1,938,339	1,945,458
Series 2005-5, Class A2 (P)	2.460		08-25-35	3,215,355	3,203,164
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.224		01-25-35	1,391,737	1,346,808
Series 2004-7, Class 1A1 (P)	3.007		08-25-34	3,104,196	3,131,936
Series 2004-8, Class 1A (P)	1.146		09-25-34	1,307,624	1,282,019
Series 2004-8, Class 2A (P)	1.204		09-25-34	5,112,120	4,828,247
Series 2005-7, Class 11A1 (P)	1.064		08-25-35	2,498,290	2,364,556
BWAY Mortgage Trust Series 2013-1515, Class F (P) (S)	4.058		03-10-33	4,767,000	4,604,459
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	3.097		02-25-37	1,387,578	1,385,123
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898		03-10-31	8,550,000	8,555,964
Commercial Mortgage Trust (Deutsche Bank) Series 2007-C9, Class A4 (P)	5.813		12-10-49	3,236,317	3,319,781
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (S)	3.639		11-15-34	13,715,000	14,836,363
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.916		09-19-44	19,256,366	1,204,667
Series 2005-AR2, Class X2 IO	2.386		03-19-45	34,669,699	2,902,457
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-34	6,035,000	6,070,259
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.921		07-10-38	1,784,450	1,782,341
GS Mortgage Securities Corp. Trust Series 2016-ICE2, Class A (P) (S)	2.372		02-15-33	17,580,000	17,666,367
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 (P)	2.806		09-25-35	5,546,074	5,532,994
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.135		05-19-35	13,030,826	894,094
Series 2005-9, Class 2A1C (P)	0.888		06-20-35	5,254,526	4,697,192
Series 2007-3, Class ES IO (S)	0.350		05-19-47	29,140,085	457,966

10SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-4, Class ES IO	0.350		07-19-47	30,749,770	$449,838
Series 2007-6, Class ES IO (S)	0.342		08-19-37	23,978,804	307,480
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.186		11-05-30	4,053,013	4,057,074
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	8,045,000	8,068,914
Homestar Mortgage Acceptance Corp. Series 2004-6, Class M3 (P)	1.553		01-25-35	5,265,000	5,272,086
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (S)	2.835		08-10-38	14,990,000	15,421,429
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (S)	4.155		08-05-34	15,800,000	17,044,830
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.189		10-25-36	37,854,125	3,481,118
Series 2005-AR18, Class 2X IO	1.913		10-25-36	39,420,965	2,502,242
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	6.184		04-15-45	92,779	92,628
Series 2014-INN, Class F (P) (S)	4.442		06-15-29	4,660,000	4,472,713
Series 2015-SGP, Class A (P) (S)	2.134		07-15-36	8,290,000	8,352,301
Series 2015-UES, Class A (S)	2.933		09-05-32	8,200,000	8,502,871
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (P)	2.789		07-25-35	3,340,724	3,315,755
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413		09-15-39	5,321,878	5,322,049
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.459		12-25-34	1,297,330	1,297,524
Series 2005-2, Class 1A (P)	1.904		10-25-35	5,022,991	4,841,695
Series 2005-A2, Class A2 (P)	2.644		02-25-35	2,111,868	2,108,428
Series 2006-3, Class 2A1 (P)	2.579		10-25-36	1,600,185	1,564,229
Series 2007-1, Class 2A1 (P)	2.804		01-25-37	9,037,460	8,849,900
Morgan Stanley Capital I Trust Series 2007-IQ13, Class A4	5.364		03-15-44	8,013,342	8,102,137
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.680		10-25-34	1,809,853	1,776,350
Series 2004-9, Class 1A (P)	5.566		11-25-34	1,964,507	2,007,116
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.756		11-25-35	2,199,497	2,056,720
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388		01-05-35	6,695,000	5,686,001
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10, Class 2A (P)	2.602		08-25-34	6,912,826	6,906,518
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.831		12-25-33	2,097,652	2,061,722
WaMu Mortgage Pass Through Certificates
Series 2003-AR11, Class A6 (P)	2.527		10-25-33	8,552,436	8,615,089
Series 2004-AR14, Class A1 (P)	2.591		01-25-35	3,658,133	3,654,364
Series 2005-AR19, Class A1A2 (P)	0.736		12-25-45	3,343,898	3,061,161
Series 2005-AR6, Class 2A1A (P)	0.676		04-25-45	3,375,124	3,166,119
Series 2005-AR8, Class 2AB2 (P)	0.866		07-25-45	3,526,053	3,135,552
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.852		12-25-34	2,116,621	2,153,063
U.S. Government Agency 1.4%					73,312,372
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.296		10-25-27	6,280,000	6,355,769
Series 2015-HQ1, Class M1 (P)	1.496		03-25-25	1,574,295	1,575,148
Series 2016-DNA1, Class M1 (P)	1.889		07-25-28	5,328,770	5,355,283

SEE NOTES TO FUND'S INVESTMENTS11

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2016-DNA2, Class M1 (P)	1.696		10-25-28	14,260,955	$14,299,565
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	8,846,540	783,486
Series 2013-46, Class MI IO	3.500		05-25-43	39,749,601	4,368,954
Series 2014-C02, Class 1M1 (P)	1.474		05-25-24	3,495,217	3,496,852
Series 2014-C03, Class 2M1 (P)	1.646		07-25-24	4,912,370	4,921,496
Series 2015-C04, Class 1M1 (P)	2.124		04-25-28	6,176,869	6,188,214
Series 2015-C04, Class 2M1 (P)	2.224		04-25-28	4,266,142	4,291,087
Series 2016-C03, Class 1M1 (P)	2.524		10-25-28	6,686,210	6,786,119
Series 2016-C05, Class 2M1 (P)	1.874		01-25-29	10,059,866	10,094,045
Series 402, Class 3 IO	4.000		11-25-39	2,028,320	292,218
Series 402, Class 4 IO	4.000		10-25-39	3,110,722	494,537
Series 402, Class 7 IO	4.500		11-25-39	3,890,317	587,302
Series 406, Class 3 IO	4.000		01-25-41	4,922,525	681,286
Series 407, Class 4 IO	4.500		03-25-41	7,311,943	1,145,447
Series 407, Class 7 IO	5.000		03-25-41	6,069,932	1,047,792
Series 407, Class 8 IO	5.000		03-25-41	3,166,776	547,772
Asset backed securities 5.5%					$282,015,572
(Cost $281,223,477)
Asset backed securities 5.5%					282,015,572
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	11,150,000	11,199,165
Series 2014-4, Class A	1.430		06-15-20	8,928,000	8,965,347
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	25,573,000	25,809,364
Capital One Multi-Asset Execution Trust
Series 2013-A3, Class A3	0.960		09-16-19	3,435,000	3,435,534
Series 2014-A2, Class A2	1.260		01-15-20	5,815,000	5,822,781
Series 2014-A5, Class A	1.480		07-15-20	4,537,000	4,555,225
Chase Issuance Trust
Series 2014-A7, Class A	1.380		11-15-19	11,395,000	11,426,304
Series 2015-A7, Class A7	1.620		07-15-20	10,785,000	10,871,679
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	5,135,000	5,378,461
Series 2014-A4, Class A4	1.230		04-24-19	12,918,000	12,939,295
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	12,941,756	12,953,361
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	22,241,300	22,745,621
Discover Card Execution Note Trust
Series 2007-A1, Class A1	5.650		03-16-20	6,353,000	6,652,058
Series 2014-A3, Class A3	1.220		10-15-19	15,715,000	15,732,008
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474		10-25-45	16,391,138	16,699,291
EquiFirst Mortgage Loan Trust Series 2015-1, Class M2 (P)	1.121		04-25-35	8,349,049	8,154,218
Ford Credit Auto Owner Trust Series 2015-A, Class A4	1.640		06-15-20	7,012,000	7,040,942
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	0.816		10-25-35	13,159,255	12,295,996
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.946		06-25-33	1,540,093	1,490,301
Honda Auto Receivables Owner Trust
Series 2014-1, Class A3	0.670		11-21-17	416,007	415,681

12SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-1, Class A3	1.220		12-18-19	5,000,000	$4,997,452
Merrill Lynch Mortgage Investors Trust Series 2006-FF1M (P)	0.551		08-25-36	4,048,181	4,040,853
Nissan Auto Receivables Owner Trust Series 2015-A, Class A3	1.050		10-15-19	2,835,000	2,834,674
RASC Series Trust Series 2005-EMX3, Class M3 (P)	0.906		09-25-35	8,500,000	8,237,406
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	6,134,625	6,269,538
Taco Bell Funding LLC Series 2016-1A, Class A23 (S)	4.970		05-25-46	23,250,000	24,012,368
Toyota Auto Receivables Owner Trust Series 2015-C, Class A3	1.340		06-17-19	4,000,000	4,010,516
Verizon Owner Trust Series 2016-1A, Class A (S)	1.420		01-20-21	10,391,000	10,392,730
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080		06-15-45	12,520,388	12,637,403
				Shares	Value
Common stocks 0.0%					$0
(Cost $3,539,176)
Consumer discretionary 0.0%					0
Media 0.0%
Vertis Holdings, Inc. (I)				300,118	0
Preferred securities 6.0%					$303,904,205
(Cost $284,849,536)
Consumer staples 0.5%					23,899,969
Food products 0.5%
	Tyson Foods, Inc., 4.750%			288,125	23,899,969
Financials 3.2%					163,109,792
Banks 2.8%
	First Tennessee Bank NA, 3.750% (P)(S)			18,420	12,530,782
	KeyCorp (8.625% to 5-15-17, then 3 month LIBOR + 7.327%)			411,554	10,782,715
	M&T Bank Corp., Series A, 6.375%			7,985	8,224,550
	M&T Bank Corp., Series C, 6.375%			962	975,526
	Regions Financial Corp., 6.375%			561,920	14,862,784
	SunTrust Banks, Inc., 5.875%			350,000	9,079,000
	Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)			333,527	9,682,289
	U.S. Bancorp, 3.500% (P)			21,257	18,408,987
	U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)			385,125	11,942,726
	Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			440,630	12,328,827
	Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)			613,607	18,807,055
	Zions Bancorporation, 7.900%			444,000	11,681,640
	Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			154,580	4,620,396
Insurance 0.4%
	The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)			610,325	19,182,515
Real estate 0.5%					25,474,922
Equity real estate investment trusts 0.5%
	Crown Castle International Corp., 4.500%			182,360	20,553,796
	Welltower, Inc., 6.500%			71,300	4,921,126

SEE NOTES TO FUND'S INVESTMENTS13

Income Fund

				Shares	Value
Utilities 1.8%					$91,419,522
Electric utilities 1.0%
	Exelon Corp., 6.500%			314,254	14,898,782
	NextEra Energy, Inc., 6.123%			410,325	20,290,571
	NextEra Energy, Inc., 6.371%			295,095	17,322,077
Multi-utilities 0.8%
	Dominion Resources, Inc., 6.375%			435,716	21,986,229
	Dominion Resources, Inc., 6.750%			332,780	16,921,863
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%					$63,800,000
(Cost $63,800,000)
U.S. Government Agency 0.4%					19,219,000
Federal Home Loan Bank Discount Note	0.967		09-01-16	19,219,000	19,219,000
				Par value^	Value
Repurchase agreement 0.9%					$44,581,000
Barclays Tri-Party Repurchase Agreement dated 8-31-16 at 0.310% to be repurchased at $42,019,362 on 9-1-16, collateralized by $41,279,500 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $42,859,817, including interest)				42,019,000	42,019,000
Repurchase Agreement with State Street Corp. dated 8-31-16 at 0.030% to be repurchased at $2,562,002 on 9-1-16, collateralized by $2,550,000 U.S. Treasury Notes, 1.750% due 5-15-23 (valued at $2,616,938, including interest)				2,562,000	2,562,000
Total investments (Cost $4,932,588,769)† 99.0%					$5,033,894,720
Other assets and liabilities, net 1.0%					$51,591,279
Total net assets 100.0%					$5,085,485,999

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
INR	Indian Rupee
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $789,478,418 or 15.5% of the fund's net assets as of 8-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $4,965,999,525. Net unrealized appreciation aggregated to $67,895,195, of which $177,241,381 related to appreciated investment securities and $109,346,186 related to depreciated investment securities.

14SEE NOTES TO FUND'S INVESTMENTS

Income Fund

The fund had the following country composition as a percentage of net assets on 8-31-16:

United States	70.3%
Australia	4.8%
New Zealand	4.2%
Canada	4.2%
Mexico	4.0%
Singapore	3.1%
Philippines	2.8%
Sweden	1.9%
Norway	1.7%
Other countries	3.0%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS15

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2016, by major security category or type:

	Total value at 8-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,408,324,178	—	$2,408,324,178	—
Convertible bonds	66,746,850	—	66,746,850	—
Foreign government obligations	1,205,300,727	—	1,205,300,727	—
Capital preferred securities	62,048,725	—	62,048,725	—
Municipal bonds	291,305,605	—	291,305,605	—
Collateralized mortgage obligations	350,448,858	—	350,448,858	—
Asset backed securities	282,015,572	—	282,015,572	—
Preferred securities	303,904,205	$291,373,423	12,530,782	—
Short-term investments	63,800,000	—	63,800,000	—
Total investments in securities	$5,033,894,720	$291,373,423	$4,742,521,297	—
Other financial instruments:
Futures	$126,846	$126,846	—	—
Forward foreign currency contracts	(14,287,003)	—	($14,287,003)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       16

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2016, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at August 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation/ (depreciation)
5-Year U.S. Treasury Note Futures	844	Short	Dec 2016	($102,461,846)	($102,335,000)	$126,846

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at August 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	126,840,000	NZD	134,410,410	HSBC Bank USA	12/21/2016	—	($2,024,739)	($2,024,739)
CAD	13,757,606	USD	10,516,595	Royal Bank of Canada	12/21/2016	—	(19,636)	(19,636)
GBP	9,925,000	USD	12,955,996	State Street Bank and Trust Company	12/21/2016	$107,613	—	107,613
NZD	9,400,000	USD	6,760,076	State Street Bank and Trust Company	12/21/2016	30,955	—	30,955
SGD	19,790,477	USD	14,505,000	Royal Bank of Canada	12/21/2016	16,416	—	16,416
USD	318,206,411	AUD	425,627,575	Australia and New Zealand Banking Group	12/21/2016	—	(846,738)	(846,738)
USD	153,540,957	CAD	202,366,982	Royal Bank of Canada	12/21/2016	—	(863,661)	(863,661)
USD	24,167,664	GBP	18,342,534	HSBC Bank USA	12/21/2016	24,623	—	24,623
USD	13,018,355	GBP	9,925,000	State Street Bank and Trust Company	12/21/2016	—	(45,254)	(45,254)
USD	24,600,000	MXN	454,179,960	Goldman Sachs Bank USA	12/21/2016	701,401	—	701,401
USD	111,250,918	MXN	2,131,886,923	State Street Bank and Trust Company	12/21/2016	—	(927,324)	(927,324)
USD	99,570,884	NOK	851,189,173	Goldman Sachs Bank USA	12/21/2016	—	(2,617,372)	(2,617,372)
USD	333,561,995	NZD	474,483,634	State Street Bank and Trust Company	12/21/2016	—	(9,228,747)	(9,228,747)
USD	97,685,689	SEK	836,873,296	Citibank N.A.	12/21/2016	—	(609,851)	(609,851)
USD	278,570,987	SGD	377,043,891	HSBC Bank USA	12/21/2016	1,912,097	—	1,912,097
USD	14,505,000	SGD	19,627,441	State Street Bank and Trust Company	12/21/2016	103,214	—	103,214
						$2,896,319	($17,183,322)	($14,287,003)

       17

Currency abbreviations
AUD	Australian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
MXN	Mexican Peso	USD	U.S. Dollar
NOK	Norwegian Krone

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       18

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	91Q1	08/16
This report is for the information of the shareholders of John Hancock Income Fund.		10/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 21, 2016